Income Tax Provision (Details 1)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Tax Provision [Abstract]
U.S federal statutory income tax	(34.00%)	(34.00%)
State tax, net of federal tax benefit	(5.80%)	(5.80%)
Permanent differences	(65.52%)
Change in valuation allowance	105.32%	39.80%
Effective tax rate	0.00%	0.00%